Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Investments [Abstract]
Investments

Note 8—Investments

Investments consist of the following:

	September 30, 2011		December 31, 2010
	Ownership	Balance	Ownership	Balance
Investment and accumulated earnings in:
SoyMor(a)		$—	9%	$1,107
WIE(b)	2%	576	2%	576
WDB(c)	8%	2,005	8%	2,005
Bell, LLC(d)		—	50%	571

Total(e)		$2,581		$4,259

(a)	During July 2011, the Company completed its purchase of substantially all the assets of SoyMor. See "Note 5—Acquisitions" for a description of the transaction.
(b)	As of May 2010, the accounting method for this investment changed from equity method to cost method due to the Company no longer having the ability to significantly influence the operations of WIE.
(c)	As of August 2010, the accounting method for this investment was changed from equity method to cost method due to the Company no longer having the ability to significantly influence the operations of WDB.
(d)	As of January 1, 2011, the Company consolidated Bell, LLC. Due to the consolidation, the investment was eliminated.
(e)	The investments include deferred tax assets of $942 as of September 30, 2011 and December 31, 2010, respectively, fully offset by a valuation allowance.

As of September 30, 2011, there are no equity method investments and no corresponding balance sheet information presented below. The condensed financial information of equity method investments is as follows:

December 31, 2010
Condensed balance sheet:
Total current assets	$352

Total noncurrent assets	$23,407

Total current liabilities	$585

Total noncurrent liabilities	$5,270

	Three Months ended September 30, 2011	Three Months ended September 30, 2010	Nine Months ended September 30, 2011	Nine Months ended September 30, 2010
CONDENSED STATEMENT OF OPERATIONS:
Sales	$—	$229	$—	$6,607
Costs of goods sold	(7)	(142)	(7)	(5,343)
Operating and other expenses	(122)	(765)	(1,667)	(6,039)

Net loss	$(129)	$(678)	$(1,674)	$(4,775)

Note 11—Investments

Investments consist of the following at December 31:

	2010		2009
	Ownership	Balance	Ownership	Balance
Investment and accumulated earnings in:
SoyMor	9%	$1,107	9%	$1,354
WIE (a)	2%	576	2%	602
WDB (b)	8%	2,005	8%	2,195
416 S Bell	50%	571	50%	598
CIE (c)		—	4%	1,000
EFB (d)		—	4%	400

Total (e)		$4,259		$6,149

(a)	As of May 2010, the accounting method for this investment changed from the equity method to the cost method due to the Company no longer having the ability to significantly influence the operations of WIE, since at that time the Company no longer managed that facility and no employee of the Company held a position on the WIE Board of Directors.
(b)	As of August 2010, the accounting method for this investment was changed from the equity method to the cost method due to the Company no longer having the ability to significantly influence the operations of WDB, since at that time the Company no longer managed that facility.
(c)	During the first quarter of 2010, the Company purchased Central Iowa Energy LLC (See Note 6—Acquisitions and Equity Transactions). Through the purchase price allocation, the Company eliminated its investment in Central Iowa Energy.
(d)	As of June 2010, the Company impaired the remaining investment amount of $400. On December 28, 2010, East Fork Biodiesel (EFB) filed its Articles of Dissolution with the Iowa Secretary of State.
(e)	The investments include deferred tax assets of $942 and $677 as of December 31, 2010 and 2009, respectively, fully offset by a valuation allowance.

The condensed financial information of equity method investments as of and for the years ended December 31, is as follows:

	2010	2009
Condensed balance sheet:
Total current assets	$352	$15,530

Total noncurrent assets	$23,407	$90,846

Total current liabilities	$585	$31,260

Total noncurrent liabilities	$5,270	$9,303

	2010	2009	2008
Condensed statement of operations:
Sales	$6,895	$74,164	$144,734
Costs of goods sold	(5,970)	(70,859)	(139,515)
Operating and other expenses	(6,838)	(6,551)	(10,753)

Net loss	$(5,913)	$(3,246)	$(5,534)